Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
16.	Equity

Ordinary Shares

The Company is authorized to issue one class of ordinary share. The Company was established under the laws of Cayman Islands (the Cayman law) on February 1, 2023 with authorized share of 500,000,000 ordinary shares of par value US$0.0001 each.

Upon incorporation, 1 ordinary share of US$0.0001 was issued a par.

On March 1, 2023, 99 ordinary shares of US$0.0001 each were issued at par. All these ordinary shares rank pari-passu with the exiting share in all respect.

On April 28, 2023, 650 ordinary shares of US$0.0001 each were issued at par. All these ordinary shares rank pari-passu with the exiting shares in all respect.

On October 12, 2023, in contemplation of Company’s initial public offering, the Company further issued 26,999,250 ordinary shares in aggregate to its shareholders at par value, on a pro rata basis proportional to the shareholders’ existing equity interests (collectively refers as the “Pro Rata Share Issuance”). After the Pro Rata Share Issuance, 27,000,000 Ordinary Shares are issued and outstanding. All these ordinary shares rank pari-passu with the exiting shares in all respect. This Pro Rata Share Issuance has treated as share split.

As of the December 31, 2023, 27,000,000 ordinary shares were issued and outstanding.

On April 18, 2024, the Company closed its initial public offering (the “IPO”) of 2,000,000 ordinary shares, par value $0.0001 per ordinary share at the price of US$4 each, totally US$8,000,000. All these share rank pari-passu with the existing shares in all respect.

On October 14, 2024, the Company closed its public offering of 27,000,000 ordinary shares, par value $0.0001 per ordinary share at the price of US$0.40 each, totally US$10,800,000. All these share rank pari-passu with the existing shares in all respect.

As of the December 31, 2024, 56,000,000 ordinary shares were issued and outstanding.

On April 8, 2025, pursuant to shareholder approval at the 2025 Annual General Meeting, the authorized share capital was restructured from $50,000 divided into 500,000,000 ordinary shares of $0.0001 each to $50,000 divided into 450,000,000 Class A Ordinary Shares of $0.0001 each and 50,000,000 Class B Ordinary Shares of $0.0001 each. All the then-issued ordinary shares, except for the 15,000,000 held by Winwin Development Group Limited, were re-designated as Class A Ordinary Shares on a one-for-one basis; the 15,000,000 held by Winwin Development Group Limited were re-designated as Class B Ordinary Shares. All shares rank pari-passu within their class except as to voting rights.

On June 4, 2025, the Company adopted the 2025 Equity Incentive Plan. Up to 11,200,000 Class A ordinary shares are reserved for issuance under the plan. On June 5, 2025, a registration statement was filed for all shares reserved under the plan. The 11,200,000 Class A Ordinary Shares reserved were issued on June 23, 2025.

On July 21, 2025, the Company effected a 1-for-90 share consolidation of all issued and outstanding Class A and Class B Ordinary Shares. After the Share Consolidation, every 90 shares of $0.0001 par value became 1 share of $0.009 par value; fractional shares were rounded up. The Share Consolidation did not alter the proportionate ownership of any shareholder except for adjustments due to rounding.

On August 22, 2025, at the extraordinary general meeting of shareholders of the Company, the shareholders resolved to, amongst others, approve the increase of the authorized share capital of our Company from $50,000 divided into 5,000,000 Class A Ordinary Shares of par value $0.009 each and 555,556 Class B Ordinary Shares of par value $0.009 each to $19,800,000 divided into 2,000,000,000 Class A Ordinary Shares of par value $0.009 each and 200,000,000 Class B Ordinary Shares of par value $0.009 each. On the same day, the shareholders also resolved to adopt a second equity incentive plan (the “2025 Second Equity Incentive Plan” or the “Second Plan”) to attract, retain, and provide incentives to key management employees, directors and consultants of our Company and its affiliates, and to align the interests of such service providers with those of our Company’s shareholders. Pursuant to the Second Plan, 20% of the number of Class A Ordinary Shares issued as of an effective date to be determined by our Company’s board of directors in its sole discretion until December 31, 2026 will be reserved and made available for issuance pursuant to awards granted under the Second Plan.

On December 10, 2025, the Company closed a best-efforts offering which our Company issued and sold a total of 720,000 units, consisting of one Class A Ordinary Share, par value $0.009 per share, one Series A Class A Warrant and one Series B Class A Warrant at the price of $7.00 per unit, to several investors, and entered several securities purchase agreements with the purchasers. The securities purchase agreements contain customary representations and warranties and agreements of the Company and the purchasers and customary indemnification rights and obligations of the parties. On the same day, 127,872 Series A Calss A Warrant were exercised and converted into 127,872 Class A Ordinary Shares.

As of the December 31, 2025, 1,300,029 Class A ordinary shares and 166,667 Class B ordinary shares were issued and outstanding.

On January 5, 2026, the Company and TWG Capital Limited, a company incorporated in the British Virgin Islands and a wholly-owned subsidiary of the Company, entered into a sale and purchase agreement with several vendors including Winwin Development Group Limited, pursuant to which TWG Capital Limited shall purchase, and the vendors shall sell, the entire issued shares of Airentity International Limited (the “Target Company”), a company incorporated in the British Virgin Islands, at a consideration of $125,858,978, which shall be satisfied by way of issuance of an aggregate of 14,979,854 Class A Ordinary Shares and 3,000,000 Class B Ordinary Shares (determined based on an offer price of $7.00 per Class A Ordinary Share and Class B Ordinary Share) of the Company to the vendors. The Target Company holds 100% of Airentity Technology Limited (together with the Target Company, the “Target Group”), a company incorporated in Hong Kong. The Target Group is engaged in the development and commercialization of a wine authentication and tracking system (“WATS”) and wine trading businesses in the Asia Pacific Region. WATS was first deployed in 2025 and has since then been widely used by wine distributors having business relationships with Winwin Development Group Limited, our Controlling Shareholder which is wholly-owned by Mr. Kim Kwan Kings, WONG, Chief Executive Officer and Chairman of our Company. The transaction was completed on January 20, 2026.

On January 29, 2026, the Board resolved that the number of Class A Ordinary Shares reserved for issuance and/or re-issuance (as the case may be) under the 2025 Second Equity Incentive Plan shall be 3,250,000 Class A Ordinary Shares. The 3,250,000 Class A Ordinary Shares reserved were issued on January 29, 2026.

As of the date of this report, the authorized share capital is $19,800,000 divided into 2,000,000,000 Class A Ordinary Shares of par value $0.009 each and 200,000,000 Class B Ordinary Shares of par value $0.009 each. 19,579,883 Class A Ordinary Shares and 3,166,667 Class B Ordinary Shares were issued and outstanding.